Related Party Balances - Schedule of Amount Due to the Related Parties (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Amount Due to the Related Parties [Line Items]
Due to the related parties			$ 607,355
Shareholders [Member]
Schedule of Amount Due to the Related Parties [Line Items]
Due to the related parties		$ 5,000	$ 5,000
Relationship		Shareholders	Shareholders
Note		Repurchase of ordinary shares	Repurchase of ordinary shares
Qiong Jin [Member]
Schedule of Amount Due to the Related Parties [Line Items]
Due to the related parties	[1]		$ 602,355
Relationship	[1]		Former Chairman of the Company
Note	[1]		Other payables

[1]	Qiong Jin stepped down as Chairman of the Company in 2024 and was no longer a related party. The balance was reclassed as other payables